UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02278

The Value Line Premier Growth Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31, 2018

Date of reporting period: September 30, 2018

Item 1:	Schedule of Investments.

A copy of the Schedule of Investments for the period ended 9/30/18 is included with this Form.

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (98.4%)
	COMMUNICATION SERVICES (1.1%)
	REITS (1.1%)
25,300	SBA Communications Corp. REIT *	$4,063,939
	CONSUMER DISCRETIONARY (6.6%)
	DISTRIBUTION & WHOLESALE (0.4%)
46,300	LKQ Corp. *	1,466,321
	RETAIL (6.2%)
4,100	AutoZone, Inc. *	3,180,370
16,200	Domino's Pizza, Inc. (1)	4,775,760
22,600	O'Reilly Automotive, Inc. *	7,849,432
61,600	TJX Companies, Inc. (The)	6,900,432
		22,705,994
		24,172,315
	CONSUMER STAPLES (4.7%)
	BEVERAGES (0.7%)
53,250	Brown-Forman Corp. Class B	2,691,787
	FOOD (0.2%)
5,000	McCormick & Co., Inc. (1)	658,750
	HOUSEHOLD PRODUCTS (2.2%)
134,800	Church & Dwight Co., Inc. (1)	8,003,076
	RETAIL (1.6%)
26,000	Costco Wholesale Corp.	6,106,880
		17,460,493
	FINANCIALS (4.5%)
	BANKS (1.4%)
51,900	HDFC Bank Ltd. ADR	4,883,790
	COMMERCIAL SERVICES (0.1%)
2,400	MarketAxess Holdings, Inc.	428,376
	DIVERSIFIED FINANCIAL SERVICES (0.1%)
8,000	E*TRADE Financial Corp. *	419,120
	INSURANCE (2.3%)
3,000	Alleghany Corp.	1,957,590
135,000	Arch Capital Group, Ltd. *	4,024,350
1,800	Assurant, Inc.	194,310
14,000	Chubb, Ltd.	1,870,960
3,500	RenaissanceRe Holdings, Ltd.	467,530
		8,514,740
	REITS (0.6%)
23,200	Equity Lifestyle Properties, Inc. REIT	2,237,640
		16,483,666
	HEALTHCARE (15.3%)
	BIOTECHNOLOGY (3.2%)
33,800	Alexion Pharmaceuticals, Inc. *	4,698,538
19,600	Illumina, Inc. *	7,194,376
		11,892,914
	ELECTRONICS (2.9%)
17,700	Mettler-Toledo International, Inc. *	10,778,946
	HEALTH CARE SERVICES (0.7%)
6,300	Chemed Corp.	2,013,354
6,400	Encompass Health Corp.	498,880
		2,512,234
	HEALTHCARE PRODUCTS (8.5%)
3,000	Align Technology, Inc. *	1,173,660
11,474	Becton Dickinson & Co.	2,994,714
61,000	Danaher Corp.	6,628,260
4,200	DENTSPLY SIRONA, Inc.	158,508
77,600	Henry Schein, Inc. *(1)	6,598,328
55,400	IDEXX Laboratories, Inc. *	13,831,164
		31,384,634
		56,568,728
	INDUSTRIALS (32.6%)
	AEROSPACE & DEFENSE (7.7%)
60,081	HEICO Corp. (1)	5,564,102
15,800	Northrop Grumman Corp.	5,014,446
6,000	Spirit AeroSystems Holdings, Inc. Class A	550,020
50,200	Teledyne Technologies, Inc. *	12,383,336
13,300	TransDigm Group, Inc. *	4,951,590
		28,463,494
	COMMERCIAL SERVICES (4.6%)
12,200	Cintas Corp. (1)	2,413,282
14,800	Equifax, Inc.	1,932,436
66,152	IHS Markit, Ltd. *	3,569,562
146,899	Rollins, Inc. (1)	8,915,361
		16,830,641
	ELECTRICAL EQUIPMENT (2.8%)
9,100	Acuity Brands, Inc. (1)	1,430,520
103,750	AMETEK, Inc.	8,208,700
6,300	EnerSys	548,919
		10,188,139
	ENVIRONMENTAL CONTROL (4.5%)
38,500	Republic Services, Inc.	2,797,410
173,700	Waste Connections, Inc.	13,856,049
		16,653,459
	HAND & MACHINE TOOLS (1.7%)
11,119	Lincoln Electric Holdings, Inc.	1,038,959
28,500	Snap-on, Inc. (1)	5,232,600
		6,271,559

1

September 30, 2018

Shares		Value
	HOUSEWARES (2.6%)
158,600	Toro Co. (The)	$9,511,242
	MACHINERY DIVERSIFIED (4.9%)
12,900	Graco, Inc.	597,786
31,850	IDEX Corp.	4,798,521
8,000	Middleby Corp. (The) *(1)	1,034,800
39,000	Roper Technologies, Inc.	11,552,190
		17,983,297
	MISCELLANEOUS MANUFACTURERS (1.1%)
41,600	AO Smith Corp.	2,220,192
16,000	Carlisle Companies, Inc.	1,948,800
		4,168,992
	TRANSPORTATION (2.7%)
62,800	Canadian National Railway Co.	5,639,440
33,000	J.B. Hunt Transport Services, Inc.	3,925,020
4,000	XPO Logistics, Inc. *	456,680
		10,021,140
		120,091,963
	INFORMATION TECHNOLOGY (26.2%)
	COMMERCIAL SERVICES (1.7%)
6,300	Gartner, Inc. *(1)	998,550
25,700	WEX, Inc. *	5,159,532
		6,158,082
	COMPUTERS (2.2%)
44,000	Accenture PLC Class A	7,488,800
11,500	CGI Group, Inc. Class A *(1)	741,520
		8,230,320
	DIVERSIFIED FINANCIAL SERVICES (2.3%)
38,000	MasterCard, Inc. Class A	8,459,180
	ELECTRICAL EQUIPMENT (0.4%)
8,500	Littelfuse, Inc.	1,682,065
	ELECTRONICS (2.0%)
78,400	Amphenol Corp. Class A	7,371,168
	SOFTWARE (17.4%)
61,600	ANSYS, Inc. *	11,499,488
13,400	Broadridge Financial Solutions, Inc.	1,768,130
64,000	Cadence Design Systems, Inc. *	2,900,480
7,800	Fair Isaac Corp. *	1,782,690
136,800	Fiserv, Inc. *	11,269,584
28,400	Intuit, Inc.	6,458,160
12,500	Jack Henry & Associates, Inc.	2,001,000
62,000	Salesforce.com, Inc. *	9,859,860
8,000	ServiceNow, Inc. *	1,565,040
13,600	Synopsys, Inc. *	1,341,096
13,200	Tyler Technologies, Inc. *	3,234,792
32,500	Ultimate Software Group, Inc. (The) *	10,471,175
		64,151,495
	TELECOMMUNICATIONS (0.2%)
2,800	Arista Networks, Inc. *(1)	744,408
		96,796,718
	MATERIALS (6.2%)
	CHEMICALS (1.4%)
15,000	Air Products & Chemicals, Inc.	2,505,750
27,500	FMC Corp. (1)	2,397,450
900	NewMarket Corp. (1)	364,959
		5,268,159
	COMMERCIAL SERVICES (2.1%)
48,400	Ecolab, Inc.	7,588,152
	HOUSEWARES (0.4%)
20,200	Scotts Miracle-Gro Co. (The) (1)	1,590,346
	MISCELLANEOUS MANUFACTURERS (0.6%)
21,000	AptarGroup, Inc.	2,262,540
	PACKAGING & CONTAINERS (1.7%)
98,800	Ball Corp. (1)	4,346,212
38,000	Crown Holdings, Inc. *(1)	1,824,000
		6,170,212
		22,879,409
	REAL ESTATE (1.2%)
	REITS (1.2%)
31,600	American Tower Corp. REIT	4,591,480
	TOTAL COMMON STOCKS (Cost $131,669,389) (98.4%)	363,108,711
SHORT-TERM INVESTMENTS (5.9%)
	MONEY MARKET FUNDS (5.9%)
5,947,605	State Street Institutional U.S. Government Money Market Fund, Premier Class	5,947,605
15,688,697	State Street Navigator Securities Lending Government Money Market Portfolio (2)	15,688,697
	TOTAL SHORT-TERM INVESTMENTS (Cost $21,636,302) (5.9%)	21,636,302
	TOTAL INVESTMENT SECURITIES (104.3%) (Cost $153,305,691)	$384,745,013
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-4.3%)		(15,965,335)
NET ASSETS (3) (100%)		$368,779,678

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of September 30, 2018, the market value of the securities on loan was $50,267,930.

2

Schedule of Investments (unaudited) (continued)

(2)	Securities with an aggregate market value of $50,267,930 were out on loan in exchange for $15,688,697 of cash collateral as of September 30, 2018. The collateral was invested in a cash collateral reinvestment vehicle.
(3)	For federal income tax purposes, the aggregate cost was $153,305,691, aggregate gross unrealized appreciation was $231,907,205, aggregate gross unrealized depreciation was $467,883 and the net unrealized appreciation was $231,439,322.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

3

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2018:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$363,108,711	$—	$—	$363,108,711
Short-Term Investments	21,636,302	—	—	21,636,302
Total Investments in Securities	$384,745,013	$—	$—	$384,745,013

*	See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

For the period ended September 30, 2018, there were no transfers among levels.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended September 30, 2018, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.

Item 2.	Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	11/19/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	11/19/2018